Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VS. PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and the Company’s financial performance.
The following required table discloses information on “compensation actually paid” (“CAP”), as defined by Item 402(v) of Regulation
S-K,
to our principal executive officer (“PEO“) and (on average) to our other NEOs
(“Non-PEO
NEOs”) during the specified years with TSR and net income financial measures, as well as a Company-selected measure of one-year
relative TSR. The Company selected this measure as the most important in linking CAP to our NEOs for 2022 to Company performance, as relative TSR was the financial measure used for the majority of our 2020-2022 performance awards (totaling two-thirds
of target long-term incentive awards granted to our executives for that performance cycle), as described in more detail on page 49.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO ($) (b) (1)	Compensation Actually Paid to PEO ($) (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (3)(4)	Total Shareholder Return ($) (f) (5)	Peer Group Total Shareholder Return ($) (g) (5)(6)	Net Income ($ millions) (h) (7)	One-Year Relative Total Shareholder Return Percentile Rank (%) (i) (8)

2022	$21,016,481	$19,817,153	$5,745,113	$6,254,463	$167.25	$122.01	$1,363	65.4%

2021	$19,980,639	$86,440,713	$4,923,478	$13,731,315	$173.87	$152.27	$1,245	89.8%

2020	$23,100,854	$24,335,560	$4,089,772	$4,567,727	$107.39	$100.63	$949	48.9%

(1)	Gregory Q. Brown served as our PEO for the full year for each of 2022, 2021, and 2020. The amounts in columns (b) and (c) include Mr. Brown’s compensation for 2020-2022.
(2)
The dollar amounts shown in column (c) reflect “compensation actually paid” to Mr. Brown, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to Mr. Brown during the applicable years. The amounts deducted and added to the PEO’s Summary Compensation Table total in order to determine the PEO’s CAP are as follows:

PEO – Reconciliation of SCT Total to CAP Total (column (c))	2020	2021	2022
SCT Total	23,100,854	19,980,639	21,016,481
Less SCT Change in Present Value of Pension Plan (a)	(21,004)	(1,273)	0
Less SCT Stock Awards (b)	(9,399,711)	(10,501,466)	(10,956,744)
Less SCT Option Awards (b)	(4,699,939)	(4,916,617)	(5,162,429)
Plus Pension Programs Service Cost (c)	0	0	0
Plus Pension Programs Prior Service Cost (c)	0	0	0
Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	13,785,275	37,662,758	24,606,376
Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(598,442)	41,901,428	1,629,246
Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0	0	0
Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	2,168,527	2,315,244	(11,315,777)
Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0	0	0
Compensation Actually Paid	24,335,560	86,440,713	19,817,153

(a)	Represents the aggregate change in actuarial present value of the PEO’s benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

(3)
For 2020, our
Non-PEO
NEOs included Messrs. Winkler, Molloy, and Hacker, and former executives Kelly Mark and Gino Bonanotte. For 2021, our
Non-PEO
NEOs included Messrs. Winkler, Molloy, Hacker, and Mark and Dr. Saptharishi. For 2022, our
Non-PEO
NEOs included Messrs. Winkler, Molloy, and Hacker and Dr. Saptharishi.

(4)
The dollar amounts shown in column (e) reflect average CAP to our
Non-PEO
NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to our
Non-PEO
NEOs during the applicable years. The amounts deducted and added to the
Non-PEO
NEOs’ SCT total in order to determine the
Non-PEO
NEOs’ CAP are as follows:

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total (column (e))	2020 Average	2021 Average	2022 Average
SCT Total	4,089,772	4,923,478	5,745,113
Less SCT Change in Present Value of Pension Plan (a)	(57,797)	0	0
Less SCT Stock Awards (b)	(1,129,136)	(1,873,248)	(2,219,488)
Less SCT Option Awards (b)	(689,411)	(907,398)	(1,045,801)
Plus Pension Programs Service Cost (c)	0	0	0
Plus Pension Programs Prior Service Cost (c)	0	0	0
Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	2,172,356	6,577,679	4,984,568
Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(55,582)	4,736,906	186,564
Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0	0	0
Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	237,525	273,898	(1,396,493)
Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0	0	0
Compensation Actually Paid	4,567,727	13,731,315	6,254,463

(a)	Represents the aggregate change in actuarial present value of the Non-PEO NEOs’ benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. For 2022, reflects the cumulative total shareholder return from December 31, 2019-December 31, 2022. For 2021, reflects the cumulative total shareholder return from December 31, 2019-December 31, 2021. For 2020, reflects the cumulative total shareholder return from December 31, 2019-December 31, 2020.

(6)
Reflects the market cap weighted total shareholder return of the S&P Communications Equipment Index. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Communications Equipment Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
For a description of the separate peer group used by the Compensation and Leadership Committee, for purposes of determining compensation paid to our executive officers, refer to the section of this Proxy Statement on page 57 titled “Comparative Market Data – 2022 Peer Group.”

(7)	Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown. We do not use net income in our compensation programs.
(8)
Reflects the Company’s percentile rank based on
one-year
TSR relative to the S&P 500, which, for 2022, represents, in the Company’s assessment, the most important financial performance measure used to link NEO compensation actually paid to company performance for the most recently completed fiscal year. We have included one-year
relative TSR in the table in accordance with applicable SEC guidance. However, percentile rank based on three-year TSR relative to the S&P 500 is the measure actually used in the Company’s compensation programs. The Company’s three-year percentile rank was 78 th
for 2022, 79
th
for 2021 and 88
th
for 2020. This three-year measure represented 52% of 2022 target total compensation for Mr. Brown and an average of 42% of 2022 target total compensation for other NEOs. For additional detail regarding the calculation of this three-year measure, refer to the section of this Proxy Statement on page 56 titled “2022 Annual Compensation Elements – Long-Term Incentives – LTI Components.”

Company Selected Measure Name	Relative Total Shareholder Return Percentile Rank
Named Executive Officers, Footnote [Text Block]	For 2020, our
Non-PEO
NEOs included Messrs. Winkler, Molloy, and Hacker, and former executives Kelly Mark and Gino Bonanotte. For 2021, our
Non-PEO
NEOs included Messrs. Winkler, Molloy, Hacker, and Mark and Dr. Saptharishi. For 2022, our
Non-PEO
	NEOs included Messrs. Winkler, Molloy, and Hacker and Dr. Saptharishi.
Peer Group Issuers, Footnote [Text Block]	Reflects the market cap weighted total shareholder return of the S&P Communications Equipment Index. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Communications Equipment Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
	For a description of the separate peer group used by the Compensation and Leadership Committee, for purposes of determining compensation paid to our executive officers, refer to the section of this Proxy Statement on page 57 titled “Comparative Market Data – 2022 Peer Group.”
PEO Total Compensation Amount	$ 21,016,481	$ 19,980,639	$ 23,100,854
PEO Actually Paid Compensation Amount	$ 19,817,153	86,440,713	24,335,560
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts shown in column (c) reflect “compensation actually paid” to Mr. Brown, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to Mr. Brown during the applicable years. The amounts deducted and added to the PEO’s Summary Compensation Table total in order to determine the PEO’s CAP are as follows:

PEO – Reconciliation of SCT Total to CAP Total (column (c))	2020	2021	2022
SCT Total	23,100,854	19,980,639	21,016,481
Less SCT Change in Present Value of Pension Plan (a)	(21,004)	(1,273)	0
Less SCT Stock Awards (b)	(9,399,711)	(10,501,466)	(10,956,744)
Less SCT Option Awards (b)	(4,699,939)	(4,916,617)	(5,162,429)
Plus Pension Programs Service Cost (c)	0	0	0
Plus Pension Programs Prior Service Cost (c)	0	0	0
Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	13,785,275	37,662,758	24,606,376
Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(598,442)	41,901,428	1,629,246
Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0	0	0
Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	2,168,527	2,315,244	(11,315,777)
Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0	0	0
Compensation Actually Paid	24,335,560	86,440,713	19,817,153

(a)	Represents the aggregate change in actuarial present value of the PEO’s benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

Non-PEO NEO Average Total Compensation Amount	$ 5,745,113	4,923,478	4,089,772
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,254,463	13,731,315	4,567,727
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts shown in column (e) reflect average CAP to our
Non-PEO
NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to our
Non-PEO
NEOs during the applicable years. The amounts deducted and added to the
Non-PEO
NEOs’ SCT total in order to determine the
Non-PEO
NEOs’ CAP are as follows:

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total (column (e))	2020 Average	2021 Average	2022 Average
SCT Total	4,089,772	4,923,478	5,745,113
Less SCT Change in Present Value of Pension Plan (a)	(57,797)	0	0
Less SCT Stock Awards (b)	(1,129,136)	(1,873,248)	(2,219,488)
Less SCT Option Awards (b)	(689,411)	(907,398)	(1,045,801)
Plus Pension Programs Service Cost (c)	0	0	0
Plus Pension Programs Prior Service Cost (c)	0	0	0
Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	2,172,356	6,577,679	4,984,568
Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(55,582)	4,736,906	186,564
Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0	0	0
Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	237,525	273,898	(1,396,493)
Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0	0	0
Compensation Actually Paid	4,567,727	13,731,315	6,254,463

(a)	Represents the aggregate change in actuarial present value of the Non-PEO NEOs’ benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Performance
The following narrative and graphical comparisons provide descriptions of the relationship between certain figures included in the Pay vs. Performance table for each of 2022, 2021, and 2020, including: (a) a comparison of each financial performance measure (TSR, net income and the Company-selected measure) and the compensation actually paid to the PEO and to the other
Non-PEO
NEOs; and (b) the relationship between the Company’s TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Pay and Performance
The following narrative and graphical comparisons provide descriptions of the relationship between certain figures included in the Pay vs. Performance table for each of 2022, 2021, and 2020, including: (a) a comparison of each financial performance measure (TSR, net income and the Company-selected measure) and the compensation actually paid to the PEO and to the other
Non-PEO
NEOs; and (b) the relationship between the Company’s TSR and the peer group TSR.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Company Performance
. The relationship between compensation actually paid and the Company’s financial performance over the three-year period shown in the table above is described in the following bullet points.
PEO

•
From 2021 to 2022, compensation actually paid to the CEO decreased by $66.6 million or 77%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year relative TSR percentile rank decreased by 27% (from 89.8 th
percentile rank to 65.4
th
percentile rank).

•
From 2020 to 2021, compensation actually paid to the CEO increased by $62.1 million or 255%. Over this same period, the Company’s TSR increased by 62%, net income increased by 31%, and one-year relative TSR percentile rank increased by 84% (from 48.9 th
percentile rank to 89.8
th
percentile rank).

Non-PEO
NEOs

•
From 2021 to 2022, compensation actually paid to the Non-PEO NEOs decreased by $7.5 million or 54%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year relative TSR percentile rank decreased by 27% (from 89.8 th
percentile rank to 65.4
th
percentile rank).

•
From 2020 to 2021, compensation actually paid to the Non-PEO NEOs increased by $9.2 million or 201%. Over this same period, the Company’s TSR increased by 62%, net income increased by 31%, and one-year relative TSR percentile rank increased by 84% (from 48.9 th
percentile rank to 89.8
th
percentile rank).

Total Shareholder Return Vs Peer Group [Text Block]	Company TSR versus S&P Communications Equipment TSR. The rel ationship between the Company’s TSR and the TSR of the S&P Communications Equipment Index is shown below:
Tabular List [Table Text Block]
The following table lists the three financial performance measures we believe represent the most important financial performance measures we use to link executive compensation actually paid to our NEOs for 2022 to Company performance:

2022 Most Important Performance Measures

• Relative TSR Percentile Rank

• Stock Price

• Non-GAAP Operating Earnings
For more information about how we use these financial performance measures in our compensation programs, see the section of this Proxy Statement titled “Compensation Discussion and Analysis” beginning on page 39.

Total Shareholder Return Amount	$ 167.25	173.87	107.39
Peer Group Total Shareholder Return Amount	122.01	152.27	100.63
Net Income (Loss)	$ 1,363,000,000	$ 1,245,000,000	$ 949,000,000
Company Selected Measure Amount	0.654	0.898	0.489
PEO Name	Gregory Q. Brown
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Percentile Rank
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Earnings
PEO [Member] | SCT Change in Present Value of Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,273)	$ (21,004)
PEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,956,744)	(10,501,466)	(9,399,711)
PEO [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,162,429)	(4,916,617)	(4,699,939)
PEO [Member] | Pension Programs Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Programs Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of New Stock and Option Award Grants Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,606,376	37,662,758	13,785,275
PEO [Member] | Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,629,246	41,901,428	(598,442)
PEO [Member] | New Stock and Options Award Grants Value as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,315,777)	2,315,244	2,168,527
PEO [Member] | Prior Year Value of Stock and Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Change in Present Value of Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(57,797)
Non-PEO NEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,219,488)	(1,873,248)	(1,129,136)
Non-PEO NEO [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,045,801)	(907,398)	(689,411)
Non-PEO NEO [Member] | Pension Programs Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Programs Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of New Stock and Option Award Grants Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,984,568	6,577,679	2,172,356
Non-PEO NEO [Member] | Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,564	4,736,906	(55,582)
Non-PEO NEO [Member] | New Stock and Options Award Grants Value as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,396,493)	273,898	237,525
Non-PEO NEO [Member] | Prior Year Value of Stock and Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0